Stockholders' Equity (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Schedule of stock options outstanding and exercisable
Number Outstanding	255,526	239,693
Weighted Average Remaining Contractual Life	7 years 2 months 5 days	7 years 6 months
Weighted Average Exercise Price	$ 8.73	$ 8.69
$0.18 - $0.65 [Member]
Schedule of stock options outstanding and exercisable
Range of Exercise Prices Between, Lower Limit		5.40
Range of Exercise Prices between, Upper Limit		$ 19.50
Number Outstanding		238,174
Weighted Average Remaining Contractual Life		7 years 6 months 3 days
Weighted Average Exercise Price		$ 8.41
Options Exercisable		142,177
Weighted Average Exercise Price		$ 9.02
$0.66 - $0.79 [Member]
Schedule of stock options outstanding and exercisable
Range of Exercise Prices Between, Lower Limit		19.51
Range of Exercise Prices between, Upper Limit		$ 23.70
Number Outstanding		1,000
Weighted Average Remaining Contractual Life		6 years 15 days
Weighted Average Exercise Price		$ 23.70
Options Exercisable		1,000
Weighted Average Exercise Price		$ 23.70
$0.80 - $12.25 [Member]
Schedule of stock options outstanding and exercisable
Range of Exercise Prices Between, Lower Limit		23.71
Range of Exercise Prices between, Upper Limit		$ 367.50
Number Outstanding		519
Weighted Average Remaining Contractual Life		4 years 7 months 2 days
Weighted Average Exercise Price		$ 112.30
Options Exercisable		519
Weighted Average Exercise Price		$ 112.30